UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one):    [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tang Capital Management, LLC
Address: 4747 Executive Drive, Suite 510, San Diego, CA 92121


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin C. Tang
Title: Managing Director of Tang Capital Management, LLC
Phone: 858-200-3830

Signature, Place, and Date of Signing:

 /s/ Kevin C. Tang               San Diego, CA              February 14, 2012
-----------------------    ------------------------    -------------------------
     [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   NONE

                                                FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:              1

FORM 13F INFORMATION TABLE ENTRY TOTAL:        29

FORM 13F INFORMATION TABLE VALUE TOTAL:   356,107
                                        (thousands)

LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1        Kevin C. Tang          028-14818

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
                                                         FORM 13F INFORMATION TABLE

                                                              VALUE     SHARES/   SH/  PUT/ INVSTMT   OTHER       VOTING AUTHORITY
        NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)   PRN AMT   PRN  CALL DSCRETN  MANAGERS  SOLE  SHARED     NONE
ACHILLION PHARMACEUTICALS INC  COM                  00448Q201   7,138     936,800  SH       SOLE           936,800        0        0
AFFYMETRIX INC                 NOTE 3.500% 1/15/38  00826TAG3  70,769  70,829,000  PRN      SOLE        70,829,000        0        0
AFFYMETRIX INC                 NOTE 3.500% 1/15/38  00826TAG3     520     520,000  PRN      SHARED-  1     204,000  214,000  102,000
                                                                                            DEFINED
ARDEA BIOSCIENCES INC          COM                  03969P107  55,593   3,307,112  SH       SOLE         3,307,112        0        0
ARDEA BIOSCIENCES INC          COM                  03969P107   3,499     208,177  SH       SHARED-  1      82,141  114,036   12,000
                                                                                            DEFINED
AVANIR PHARMACEUTICALS INC     COM                  05348P401   3,198   1,560,223  SH       SOLE         1,560,223        0        0
BIOMARIN PHARMACEUTICALS INC   NOTE 2.500% 3/29/13  09061GAC5   6,296   3,000,000  PRN      SOLE         3,000,000        0        0
CADENCE PHARMACEUTICALS INC    COM                  12738T100   1,943     491,953  SH       SOLE           491,953        0        0
CYCLACEL PHARMACEUTICALS INC   PFD CONV EX 6%       23254L207     792     277,993  SH       SOLE           277,993        0        0
DENDREON CORP                  COM                  24823Q107     605      79,600  SH       SHARED-  1           0   79,600        0
                                                                                            DEFINED
DENDREON CORP                  NOTE 4.750% 6/15/14  24823QAB3   3,560   4,000,000  PRN      SOLE         4,000,000        0        0
DENDREON CORP                  NOTE 2.875% 1/15/16  24823QAC1   6,847   9,815,000  PRN      SOLE         9,815,000        0        0
DEPOMED INC                    COM                  249908104  14,339   2,768,145  SH       SOLE         2,768,145        0        0
ENDOCYTE INC                   COM                  29269A102   1,751     465,763  SH       SOLE           465,763        0        0
INTERMUNE INC                  NOTE 2.500% 9/15/18  45884XAE3  12,495  17,000,000  PRN      SOLE        17,000,000        0        0
MANNKIND CORP                  COM                  56400P201      82      32,888  SH       SOLE            32,888        0        0
MANNKIND CORP                  NOTE 3.750% 12/15/13 56400PAA0  11,832  22,325,000  PRN      SOLE        22,325,000        0        0
MANNKIND CORP                  PUT                  56400P951   3,419      12,389      PUT  SOLE            12,389        0        0
NEKTAR THERAPEUTICS INC        NOTE 3.250% 9/28/12  640268AH1  68,334  69,907,000  PRN      SOLE        69,907,000        0        0
NEOPROBE CORP                  COM                  640518106     647     246,984  SH       SOLE           246,984        0        0
OPKO HEALTH INC                COM                  68375N103     490     100,000  SH       SOLE           100,000        0        0
OPTIMER PHARMACEUTICALS INC    COM                  68401H104  12,916   1,055,205  SH       SOLE         1,055,205        0        0
PDL BIOPHARMA INC              NOTE 2.875% 2/15/15  69329YAA2  39,509  37,474,000  PRN      SOLE        37,474,000        0        0
SALIX PHARMACEUTICALS INC      NOTE 5.500% 8/15/28  795435AB2  15,510   3,000,000  PRN      SOLE         3,000,000        0        0
SAVIENT PHARMACEUTICALS        COM                  80517Q100   1,755     787,200  SH       SOLE           787,200        0        0
SAVIENT PHARMACEUTICALS INC    NOTE 4.750% 1/31/18  80517QAA8   4,300  10,000,000  PRN      SOLE        10,000,000        0        0
SOMAXON PHARMACEUTICALS INC    COM                  834453102     504   1,119,602  SH       SOLE         1,119,602        0        0
UNITED THERAPEUTICS CORP       COM                  91307C102   4,725     100,000  SH       SOLE           100,000        0        0
VIROPHARMA INC                 COM                  928241108   2,739     100,000  SH       SOLE           100,000        0        0
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